Cover Page	9 Months Ended
Sep. 30, 2022
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Entity Registrant Name	EVE HOLDING, INC.
Entity Central Index Key	0001823652
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false